INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Balance at the beginning of the year	$ 1,066	6,644
Increase related to prior year tax position	101	626	3,474
Increase related to current year tax position	216	1,344	3,170
Decrease related to prior year tax position	(505)	(3,147)
Balance at the end of the year	$ 878	5,467	6,644